FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Instruments by Groups - Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 7,506	$ 11,746	$ 4,163	$ 1,205
Short-term bank deposits	4,015
Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	7,506	11,746
Short-term bank deposits	4,015
Receivables (excluding prepaid expenses)	836	182
Financial assets	$ 12,357	$ 11,928